Available-for-Sale Investments - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016 HKD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Impairment charges of investment in equity investees		¥ 1,386,174	$ 201,611	¥ 0		¥ 0
L&A International Holding Limited
Schedule of Available-for-sale Securities [Line Items]
Equity interest exchanged by company		30.60%	30.60%
Ordinary shares of L&A	723,313,020
Conversion ratio basis	One-to-five stock split
Amount of shares pledged	417,440,000
L&A International Holding Limited | Youjia
Schedule of Available-for-sale Securities [Line Items]
Ordinary shares of L&A	723,313,020			18,360,000	18,360,000
Conversion ratio basis	one-to-five stock split
Percentage of deduction total shares received	6.00%
Share received related to payment of service fee	46,168,920
Impairment charges of investment in equity investees						¥ 244,800,000	$ 35,600,000
Consideration received on disposal				¥ 100,000	$ 10,000
Ordinary shares owned		14,375,651	14,375,651	14,375,651	14,375,651
Asian Development | Youjia
Schedule of Available-for-sale Securities [Line Items]
Borrowings from financial institutions | $	$ 92.3